Document and Entity Information	Nov. 13, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001868640
Document Type	8-K
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	ROADZEN INC.
Entity Incorporation State Country Code	D8
Entity File Number	001-41094
Entity Tax Identification Number	98-1600102
Entity Address, Address Line One	111 Anza Blvd.
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	414-3530
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RDZN
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	RDZNW
Security Exchange Name	NASDAQ